Document and Entity Information	Feb. 04, 2021
Cover [Abstract]
Entity Registrant Name	NORTHERN OIL & GAS, INC.
Amendment Flag	false
Entity Central Index Key	0001104485
Document Type	8-K
Document Period End Date	Feb. 04, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-33999
Entity Tax Identification Number	95-3848122
Entity Address, Address Line One	601 Carlson Parkway
Entity Address, Address Line Two	Suite 990
Entity Address, City or Town	Minnetonka
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55305
City Area Code	(952)
Local Phone Number	476-9800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	NOG
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false